Leases - Summary of Cash Paid for Amounts Included in Measurement of Lease Liabilities (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Lessee Disclosure [Abstract]
Operating cash payments for operating leases	¥ 129,803	$ 18,820	¥ 190,407	¥ 208,493
Operating cash payments for finance leases	3,872	561	1,004	662
Financing cash payments for finance leases	¥ 38,132	$ 5,529	¥ 14,473	¥ 9,020